CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss from continuing operations	$ (295,868)	$ (40,569)	$ (301,859)
Adjustments required to reconcile net loss with net cash utilized in operating activities
Depreciation and amortization		189	255
Gain on settlement	(300,000)
Loss on disposal of investment in shares	120,809
Stock-based compensation expense	41,227
Gain on common share purchase warrants	(59,740)	(308,342)	33,973
Changes in non-cash working capital balances
Due from related parties	40,810	(11,505)	(103,591)
Due to related parties	113,750	44,218	25,520
Accounts receivable	50,000
Advances receivable	(1,769)	(14,529)
Accounts payable	(6,150)	47,767	4,536
Accrued liabilities	25,595	(41,461)	414
Cash used in operating activities	(271,336)	(324,232)	(340,752)
Investing activities
Proceeds on disposal of investment in shares	79,191
Cash provided by investing activities	79,191
Financing activities:
Proceeds from common shares issued, net of costs	187,125	263,348	392,699
Cash provided by financing activities	187,125	263,348	392,699
Net cash (outflow) inflow	(5,020)	(60,884)	51,947
Cash outflows from discontinued operations		(1,827)	(469)
Cash, beginning of the year	6,054	68,765	17,287
Cash, end of the year	1,034	6,054	68,765
Cash at the end of the year relates to:
Continuing operations	1,034	6,054	66,938
Discontinued operations			1,827
Cash, end of the year	$ 1,034	$ 6,054	$ 68,765